Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Baillie Gifford Funds
Entity Central Index Key	0001120543
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000228389
Shareholder Report [Line Items]
Fund Name	Baillie Gifford China Equities Fund
Class Name	Class K
Trading Symbol	BGCDX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford China Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/china-equities-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 7/7/21
Class K	9.81%	-16.53%
MSCI China All Shares Index	16.67%	-9.93%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-china-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,596,506
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,596,506
  Total number of portfolio holdings54
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate25%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	29.3%
Auto Parts & Equipment	8.4%
Home Furnishings	7.3%
Beverages	5.4%
Software	4.5%
Electronics	4.4%
Retail	4.2%
Insurance	3.7%
Semiconductors	3.5%
Banks	3.5%
Auto Manufacturers	2.6%
Metal Fabricate/Hardware	2.2%
Mining	2.1%
Other sectors	17.9%
Other assets less liabilities	1.0%
Total	100.0%

Material Fund Change [Text Block]
C000228388
Shareholder Report [Line Items]
Fund Name	Baillie Gifford China Equities Fund
Class Name	Institutional Class
Trading Symbol	BGCBX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford China Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/china-equities-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 7/7/21
Institutional Class	9.76%	-16.58%
MSCI China All Shares Index	16.67%	-9.93%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-china-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,596,506
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,596,506
  Total number of portfolio holdings54
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate25%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	29.3%
Auto Parts & Equipment	8.4%
Home Furnishings	7.3%
Beverages	5.4%
Software	4.5%
Electronics	4.4%
Retail	4.2%
Insurance	3.7%
Semiconductors	3.5%
Banks	3.5%
Auto Manufacturers	2.6%
Metal Fabricate/Hardware	2.2%
Mining	2.1%
Other sectors	17.9%
Other assets less liabilities	1.0%
Total	100.0%

Material Fund Change [Text Block]
C000130829
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Developed EAFE All Cap Fund
Class Name	Class 2
Trading Symbol	BGPTX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Developed EAFE All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	-1.14%	0.27%	4.22%
MSCI EAFE Index	4.35%	5.23%	5.70%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 289,007,482
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,544,199
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$289,007,482
  Total number of portfolio holdings60
  Total advisory fees paid$1,544,199
  Portfolio turnover rate17%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	11.3%
Internet	8.8%
Machinery - Diversified	6.0%
Banks	5.8%
Semiconductors	5.8%
Investment Companies	4.4%
Cosmetics/Personal Care	4.4%
Electronics	3.8%
Food	3.2%
Healthcare - Products	3.2%
Retail	3.2%
Distribution/Wholesale	3.1%
Chemicals	2.9%
Other sectors	33.5%
Other assets less liabilities	0.6%
Total	100.0%

Material Fund Change [Text Block]
C000130830
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Developed EAFE All Cap Fund
Class Name	Class 3
Trading Symbol	BGPFX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Developed EAFE All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	-1.07%	0.34%	4.27%
MSCI EAFE Index	4.35%	5.23%	5.70%

Returns for Class 3 shares are based on actual performance from March 24, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 3 shares are based on actual performance from March 24, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 289,007,482
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,544,199
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$289,007,482
  Total number of portfolio holdings60
  Total advisory fees paid$1,544,199
  Portfolio turnover rate17%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	11.3%
Internet	8.8%
Machinery - Diversified	6.0%
Banks	5.8%
Semiconductors	5.8%
Investment Companies	4.4%
Cosmetics/Personal Care	4.4%
Electronics	3.8%
Food	3.2%
Healthcare - Products	3.2%
Retail	3.2%
Distribution/Wholesale	3.1%
Chemicals	2.9%
Other sectors	33.5%
Other assets less liabilities	0.6%
Total	100.0%

Material Fund Change [Text Block]
C000186039
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Developed EAFE All Cap Fund
Class Name	Class K
Trading Symbol	BGPKX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Developed EAFE All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	-1.17%	0.27%	4.22%
MSCI EAFE Index	4.35%	5.23%	5.70%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-developed-eafe-all-cap-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.
AssetsNet	$ 289,007,482
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,544,199
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$289,007,482
  Total number of portfolio holdings60
  Total advisory fees paid$1,544,199
  Portfolio turnover rate17%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	11.3%
Internet	8.8%
Machinery - Diversified	6.0%
Banks	5.8%
Semiconductors	5.8%
Investment Companies	4.4%
Cosmetics/Personal Care	4.4%
Electronics	3.8%
Food	3.2%
Healthcare - Products	3.2%
Retail	3.2%
Distribution/Wholesale	3.1%
Chemicals	2.9%
Other sectors	33.5%
Other assets less liabilities	0.6%
Total	100.0%

Material Fund Change [Text Block]
C000186038
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Developed EAFE All Cap Fund
Class Name	Institutional Class
Trading Symbol	BSGPX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Developed EAFE All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.72%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.72%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	-1.24%	0.18%	4.13%
MSCI EAFE Index	4.35%	5.23%	5.70%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-developed-eafe-all-cap-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 289,007,482
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,544,199
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$289,007,482
  Total number of portfolio holdings60
  Total advisory fees paid$1,544,199
  Portfolio turnover rate17%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	11.3%
Internet	8.8%
Machinery - Diversified	6.0%
Banks	5.8%
Semiconductors	5.8%
Investment Companies	4.4%
Cosmetics/Personal Care	4.4%
Electronics	3.8%
Food	3.2%
Healthcare - Products	3.2%
Retail	3.2%
Distribution/Wholesale	3.1%
Chemicals	2.9%
Other sectors	33.5%
Other assets less liabilities	0.6%
Total	100.0%

Material Fund Change [Text Block]
C000078427
Shareholder Report [Line Items]
Fund Name	Baillie Gifford EAFE Plus All Cap Fund
Class Name	Class 2
Trading Symbol	BGCWX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$66	0.66%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	0.77%	0.31%	4.20%
MSCI EAFE Index	4.35%	5.23%	5.70%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 298,999,147
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,271,541
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$298,999,147
  Total number of portfolio holdings68
  Total advisory fees paid$1,271,541
  Portfolio turnover rate23%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	11.6%
Semiconductors	10.2%
Commercial Services	9.8%
Banks	5.7%
Machinery - Diversified	5.1%
Investment Companies	4.4%
Cosmetics/Personal Care	4.0%
Electronics	3.7%
Retail	3.6%
Food	3.0%
Machinery - Construction & Mining	2.9%
Distribution/Wholesale	2.9%
Healthcare - Products	2.6%
Other sectors	29.1%
Other assets less liabilities	1.4%
Total	100.0%

Material Fund Change [Text Block]
C000078428
Shareholder Report [Line Items]
Fund Name	Baillie Gifford EAFE Plus All Cap Fund
Class Name	Class 3
Trading Symbol	BGCJX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	0.84%	0.38%	4.24%
MSCI EAFE Index	4.35%	5.23%	5.70%

Returns for Class 3 shares are based on actual performance from August 3, 2020. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 3 shares are based on actual performance from August 3, 2020. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 298,999,147
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,271,541
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$298,999,147
  Total number of portfolio holdings68
  Total advisory fees paid$1,271,541
  Portfolio turnover rate23%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	11.6%
Semiconductors	10.2%
Commercial Services	9.8%
Banks	5.7%
Machinery - Diversified	5.1%
Investment Companies	4.4%
Cosmetics/Personal Care	4.0%
Electronics	3.7%
Retail	3.6%
Food	3.0%
Machinery - Construction & Mining	2.9%
Distribution/Wholesale	2.9%
Healthcare - Products	2.6%
Other sectors	29.1%
Other assets less liabilities	1.4%
Total	100.0%

Material Fund Change [Text Block]
C000186033
Shareholder Report [Line Items]
Fund Name	Baillie Gifford EAFE Plus All Cap Fund
Class Name	Class K
Trading Symbol	BKGCX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$66	0.66%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	0.75%	0.32%	4.21%
MSCI EAFE Index	4.35%	5.23%	5.70%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-eafe-plus-all-cap-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.
AssetsNet	$ 298,999,147
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,271,541
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$298,999,147
  Total number of portfolio holdings68
  Total advisory fees paid$1,271,541
  Portfolio turnover rate23%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	11.6%
Semiconductors	10.2%
Commercial Services	9.8%
Banks	5.7%
Machinery - Diversified	5.1%
Investment Companies	4.4%
Cosmetics/Personal Care	4.0%
Electronics	3.7%
Retail	3.6%
Food	3.0%
Machinery - Construction & Mining	2.9%
Distribution/Wholesale	2.9%
Healthcare - Products	2.6%
Other sectors	29.1%
Other assets less liabilities	1.4%
Total	100.0%

Material Fund Change [Text Block]
C000186032
Shareholder Report [Line Items]
Fund Name	Baillie Gifford EAFE Plus All Cap Fund
Class Name	Institutional Class
Trading Symbol	BGCSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	0.72%	0.23%	4.10%
MSCI EAFE Index	4.35%	5.23%	5.70%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-eafe-plus-all-cap-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 298,999,147
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,271,541
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$298,999,147
  Total number of portfolio holdings68
  Total advisory fees paid$1,271,541
  Portfolio turnover rate23%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	11.6%
Semiconductors	10.2%
Commercial Services	9.8%
Banks	5.7%
Machinery - Diversified	5.1%
Investment Companies	4.4%
Cosmetics/Personal Care	4.0%
Electronics	3.7%
Retail	3.6%
Food	3.0%
Machinery - Construction & Mining	2.9%
Distribution/Wholesale	2.9%
Healthcare - Products	2.6%
Other sectors	29.1%
Other assets less liabilities	1.4%
Total	100.0%

Material Fund Change [Text Block]
C000018471
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 2
Trading Symbol	BGEHX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	5.97%	0.97%	5.15%
MSCI Emerging Markets Index	8.05%	2.10%	4.03%

Returns for Class 2 shares are based on actual performance from March 2, 2015. Prior to that date, returns are calculated based on Class 5 shares from January 1, 2015, adjusted to reflect the differences in share class fees. Prior to January 1, 2015, returns are calculated based on the shares previously designated as Class 3 shares, prior to conversion to Class 5 shares.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 2 shares are based on actual performance from March 2, 2015. Prior to that date, returns are calculated based on Class 5 shares from January 1, 2015, adjusted to reflect the differences in share class fees. Prior to January 1, 2015, returns are calculated based on the shares previously designated as Class 3 shares, prior to conversion to Class 5 shares.

AssetsNet	$ 5,124,668,033
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 26,843,292
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,124,668,033
  Total number of portfolio holdings77
  Total advisory fees paid$26,843,292
  Portfolio turnover rate21%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	22.5%
Banks	10.3%
Oil & Gas	7.9%
Mining	4.2%
Retail	3.8%
Home Furnishings	3.7%
Software	3.0%
Diversified Financial Services	2.8%
Beverages	2.7%
Insurance	2.3%
Computers	2.3%
Auto Manufacturers	2.1%
Other sectors	9.9%
Other assets less liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at

www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

An additional disclosure of significant exposure to China in recent periods was added to the Fund's prospectus on April 29, 2024. As of December 31, 2024, the Fund's exposure to China was 27% of its net asset value.

C000157005
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 3
Trading Symbol	BGELX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	6.04%	1.04%	5.21%
MSCI Emerging Markets Index	8.05%	2.10%	4.03%

Returns for Class 3 shares are based on actual performance from March 31, 2016. Prior to that date, returns are calculated based on Class 5 shares from January 1, 2015, adjusted to reflect the differences in share class fees. Prior to January 1, 2015, returns are calculated based on the shares previously designated as Class 3 shares, prior to conversion to Class 5 shares.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 3 shares are based on actual performance from March 31, 2016. Prior to that date, returns are calculated based on Class 5 shares from January 1, 2015, adjusted to reflect the differences in share class fees. Prior to January 1, 2015, returns are calculated based on the shares previously designated as Class 3 shares, prior to conversion to Class 5 shares.

AssetsNet	$ 5,124,668,033
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 26,843,292
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,124,668,033
  Total number of portfolio holdings77
  Total advisory fees paid$26,843,292
  Portfolio turnover rate21%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	22.5%
Banks	10.3%
Oil & Gas	7.9%
Mining	4.2%
Retail	3.8%
Home Furnishings	3.7%
Software	3.0%
Diversified Financial Services	2.8%
Beverages	2.7%
Insurance	2.3%
Computers	2.3%
Auto Manufacturers	2.1%
Other sectors	9.9%
Other assets less liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at

www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

An additional disclosure of significant exposure to China in recent periods was added to the Fund's prospectus on April 29, 2024. As of December 31, 2024, the Fund's exposure to China was 27% of its net asset value.

C000157006
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 4
Trading Symbol	BGEPX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 4	6.07%	1.07%	5.25%
MSCI Emerging Markets Index	8.05%	2.10%	4.03%

Returns for Class 4 shares are based on actual performance from July 14, 2023. Prior to that date, returns are calculated based on Class 5 shares from January 1, 2015, adjusted to reflect the differences in share class fees. Prior to January 1, 2015, returns are calculated based on the shares previously designated as Class 3 shares, prior to conversion to Class 5 shares.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 4 shares are based on actual performance from July 14, 2023. Prior to that date, returns are calculated based on Class 5 shares from January 1, 2015, adjusted to reflect the differences in share class fees. Prior to January 1, 2015, returns are calculated based on the shares previously designated as Class 3 shares, prior to conversion to Class 5 shares.

AssetsNet	$ 5,124,668,033
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 26,843,292
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,124,668,033
  Total number of portfolio holdings77
  Total advisory fees paid$26,843,292
  Portfolio turnover rate21%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	22.5%
Banks	10.3%
Oil & Gas	7.9%
Mining	4.2%
Retail	3.8%
Home Furnishings	3.7%
Software	3.0%
Diversified Financial Services	2.8%
Beverages	2.7%
Insurance	2.3%
Computers	2.3%
Auto Manufacturers	2.1%
Other sectors	9.9%
Other assets less liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at

www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

An additional disclosure of significant exposure to China in recent periods was added to the Fund's prospectus on April 29, 2024. As of December 31, 2024, the Fund's exposure to China was 27% of its net asset value.

C000018472
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 5
Trading Symbol	BGEDX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 5	6.12%	1.12%	5.30%
MSCI Emerging Markets Index	8.05%	2.10%	4.03%

Effective January 1, 2015, the share class structure of the Fund was changed, and shares previously designated as Class 3 shares were converted to Class 5 shares. The performance information provided for Class 5 reflects the performance for Class 3 for periods prior to January 1, 2015. Class 3 shares were subject to a higher shareholder service fee than Class 5 shares, and no adjustment has been made to the performance information shown for Class 5 to reflect its different expense structure.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Effective January 1, 2015, the share class structure of the Fund was changed, and shares previously designated as Class 3 shares were converted to Class 5 shares. The performance information provided for Class 5 reflects the performance for Class 3 for periods prior to January 1, 2015. Class 3 shares were subject to a higher shareholder service fee than Class 5 shares, and no adjustment has been made to the performance information shown for Class 5 to reflect its different expense structure.

AssetsNet	$ 5,124,668,033
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 26,843,292
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,124,668,033
  Total number of portfolio holdings77
  Total advisory fees paid$26,843,292
  Portfolio turnover rate21%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	22.5%
Banks	10.3%
Oil & Gas	7.9%
Mining	4.2%
Retail	3.8%
Home Furnishings	3.7%
Software	3.0%
Diversified Financial Services	2.8%
Beverages	2.7%
Insurance	2.3%
Computers	2.3%
Auto Manufacturers	2.1%
Other sectors	9.9%
Other assets less liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at

www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

An additional disclosure of significant exposure to China in recent periods was added to the Fund's prospectus on April 29, 2024. As of December 31, 2024, the Fund's exposure to China was 27% of its net asset value.

C000186027
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class K
Trading Symbol	BGKEX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	6.00%	0.97%	5.14%
MSCI Emerging Markets Index	8.05%	2.10%	4.03%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-emerging-markets-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 5,124,668,033
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 26,843,292
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,124,668,033
  Total number of portfolio holdings77
  Total advisory fees paid$26,843,292
  Portfolio turnover rate21%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	22.5%
Banks	10.3%
Oil & Gas	7.9%
Mining	4.2%
Retail	3.8%
Home Furnishings	3.7%
Software	3.0%
Diversified Financial Services	2.8%
Beverages	2.7%
Insurance	2.3%
Computers	2.3%
Auto Manufacturers	2.1%
Other sectors	9.9%
Other assets less liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at

www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

An additional disclosure of significant exposure to China in recent periods was added to the Fund's prospectus on April 29, 2024. As of December 31, 2024, the Fund's exposure to China was 27% of its net asset value.

C000186026
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Institutional Class
Trading Symbol	BGEGX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	5.89%	0.87%	5.05%
MSCI Emerging Markets Index	8.05%	2.10%	4.03%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-emerging-markets-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 5,124,668,033
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 26,843,292
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,124,668,033
  Total number of portfolio holdings77
  Total advisory fees paid$26,843,292
  Portfolio turnover rate21%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	22.5%
Banks	10.3%
Oil & Gas	7.9%
Mining	4.2%
Retail	3.8%
Home Furnishings	3.7%
Software	3.0%
Diversified Financial Services	2.8%
Beverages	2.7%
Insurance	2.3%
Computers	2.3%
Auto Manufacturers	2.1%
Other sectors	9.9%
Other assets less liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at

www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

An additional disclosure of significant exposure to China in recent periods was added to the Fund's prospectus on April 29, 2024. As of December 31, 2024, the Fund's exposure to China was 27% of its net asset value.

C000233007
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets ex China Fund
Class Name	Class K
Trading Symbol	BGEZX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets ex China Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-ex-china-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 12/28/21
Class K	6.07%	-0.45%
MSCI Emerging Markets ex China Index	4.20%	0.71%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-emerging-markets-ex-china-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 986,781
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$986,781
  Total number of portfolio holdings62
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate15%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	31.8%
Internet	14.4%
Banks	11.9%
Oil & Gas	8.6%
Mining	5.7%
Software	3.1%
Diversified Financial Services	2.6%
Telecommunications	2.4%
Computers	2.3%
Retail	2.2%
Miscellaneous Manufacturing	1.8%
Building Materials	1.6%
Auto Manufacturers	1.5%
Other sectors	6.9%
Other assets less liabilities	3.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

Additional disclosures of significant exposure and special risks relating to India and Taiwan in recent periods was added to the Fund's prospectus on April 29, 2024. As of December 31, 2024, the Fund's exposure to India and Taiwan was 18.9% and 26.5%, respectively, of its net asset value.

C000233008
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets ex China Fund
Class Name	Institutional Class
Trading Symbol	BGEWX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets ex China Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-ex-china-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 12/28/21
Institutional Class	6.07%	-0.45%
MSCI Emerging Markets ex China Index	4.20%	0.71%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-emerging-markets-ex-china-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 986,781
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$986,781
  Total number of portfolio holdings62
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate15%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	31.8%
Internet	14.4%
Banks	11.9%
Oil & Gas	8.6%
Mining	5.7%
Software	3.1%
Diversified Financial Services	2.6%
Telecommunications	2.4%
Computers	2.3%
Retail	2.2%
Miscellaneous Manufacturing	1.8%
Building Materials	1.6%
Auto Manufacturers	1.5%
Other sectors	6.9%
Other assets less liabilities	3.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

Additional disclosures of significant exposure and special risks relating to India and Taiwan in recent periods was added to the Fund's prospectus on April 29, 2024. As of December 31, 2024, the Fund's exposure to India and Taiwan was 18.9% and 26.5%, respectively, of its net asset value.

C000078432
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Class 2
Trading Symbol	BGATX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	10.92%	6.66%	9.07%
MSCI ACWI Index	18.02%	10.57%	9.78%

Returns for Class 2 shares are based on actual performance from January 6, 2013. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 2 shares are based on actual performance from January 6, 2013. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 739,238,892
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 3,572,818
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$739,238,892
  Total number of portfolio holdings87
  Total advisory fees paid$3,572,818
  Portfolio turnover rate28%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	25.8%
Semiconductors	12.1%
Commercial Services	7.6%
Software	6.3%
Building Materials	5.8%
Retail	3.7%
Healthcare - Services	3.3%
Insurance	3.0%
Diversified Financial Services	2.8%
Airlines	2.3%
Healthcare - Products	2.3%
Biotechnology	2.3%
Real Estate	2.0%
Other sectors	20.2%
Other assets less liabilities	0.5%
Total	100.0%

Material Fund Change [Text Block]
C000078430
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Class 4
Trading Symbol	BGALX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 4	11.03%	6.77%	9.17%
MSCI ACWI Index	18.02%	10.57%	9.78%

Returns for Class 4 shares are based on actual performance from August 3, 2020. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 4 shares are based on actual performance from August 3, 2020. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 739,238,892
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 3,572,818
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$739,238,892
  Total number of portfolio holdings87
  Total advisory fees paid$3,572,818
  Portfolio turnover rate28%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	25.8%
Semiconductors	12.1%
Commercial Services	7.6%
Software	6.3%
Building Materials	5.8%
Retail	3.7%
Healthcare - Services	3.3%
Insurance	3.0%
Diversified Financial Services	2.8%
Airlines	2.3%
Healthcare - Products	2.3%
Biotechnology	2.3%
Real Estate	2.0%
Other sectors	20.2%
Other assets less liabilities	0.5%
Total	100.0%

Material Fund Change [Text Block]
C000186034
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Class K
Trading Symbol	BGAKX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	10.87%	6.66%	9.07%
MSCI ACWI Index	18.02%	10.57%	9.78%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-global-alpha-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 739,238,892
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 3,572,818
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$739,238,892
  Total number of portfolio holdings87
  Total advisory fees paid$3,572,818
  Portfolio turnover rate28%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	25.8%
Semiconductors	12.1%
Commercial Services	7.6%
Software	6.3%
Building Materials	5.8%
Retail	3.7%
Healthcare - Services	3.3%
Insurance	3.0%
Diversified Financial Services	2.8%
Airlines	2.3%
Healthcare - Products	2.3%
Biotechnology	2.3%
Real Estate	2.0%
Other sectors	20.2%
Other assets less liabilities	0.5%
Total	100.0%

Material Fund Change [Text Block]
C000186035
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Institutional Class
Trading Symbol	BGASX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	10.76%	6.56%	8.98%
MSCI ACWI Index	18.02%	10.57%	9.78%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-global-alpha-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 739,238,892
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 3,572,818
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$739,238,892
  Total number of portfolio holdings87
  Total advisory fees paid$3,572,818
  Portfolio turnover rate28%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	25.8%
Semiconductors	12.1%
Commercial Services	7.6%
Software	6.3%
Building Materials	5.8%
Retail	3.7%
Healthcare - Services	3.3%
Insurance	3.0%
Diversified Financial Services	2.8%
Airlines	2.3%
Healthcare - Products	2.3%
Biotechnology	2.3%
Real Estate	2.0%
Other sectors	20.2%
Other assets less liabilities	0.5%
Total	100.0%

Material Fund Change [Text Block]
C000233009
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Health Innovation Equities Fund
Class Name	Class K
Trading Symbol	BGHDX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Health Innovation Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$60	0.61%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.61%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 12/28/21
Class K	-3.70%	-16.90%
MSCI ACWI Index	18.02%	5.87%
MSCI ACWI Health Care Index	1.53%	-0.01%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 6,305,334
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$6,305,334
  Total number of portfolio holdings0
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate49%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

There were no investment securities held by the Fund as of December 31, 2024.
Material Fund Change [Text Block]

Material Fund Changes

On September 24, 2024, the Board of Trustees of the Fund approved and adopted a Plan of Liquidation and Termination for the Fund, determining to close the Fund and redeem all outstanding shares on January 6, 2025 (the “Liquidation Date”). Prior to the Liquidation Date, the Fund sold down its portfolio of investments into cash.

On the Liquidation Date, pursuant to the Fund’s Plan of Liquidation, the Fund redeemed all of its outstanding shares by distribution of its assets to shareholders in amounts equal to the value of each shareholder’s Fund investment. The Fund subsequently ceased operations.

C000233010
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Health Innovation Equities Fund
Class Name	Institutional Class
Trading Symbol	BGHBX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Health Innovation Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	0.69%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 12/28/21
Institutional Class	-3.54%	-16.90%
MSCI ACWI Index	18.02%	5.87%
MSCI ACWI Health Care Index	1.53%	-0.01%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 6,305,334
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$6,305,334
  Total number of portfolio holdings0
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate49%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

There were no investment securities held by the Fund as of December 31, 2024.
Material Fund Change [Text Block]

Material Fund Changes

On September 24, 2024, the Board of Trustees of the Fund approved and adopted a Plan of Liquidation and Termination for the Fund, determining to close the Fund and redeem all outstanding shares on January 6, 2025 (the “Liquidation Date”). Prior to the Liquidation Date, the Fund sold down its portfolio of investments into cash.

On the Liquidation Date, pursuant to the Fund’s Plan of Liquidation, the Fund redeemed all of its outstanding shares by distribution of its assets to shareholders in amounts equal to the value of each shareholder’s Fund investment. The Fund subsequently ceased operations.

C000034445
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 2
Trading Symbol	BGITX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	5.05%	2.25%	5.56%
MSCI ACWI ex USA Index	6.09%	4.60%	5.30%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,072,993,732
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 8,019,281
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,072,993,732
  Total number of portfolio holdings76
  Total advisory fees paid$8,019,281
  Portfolio turnover rate20%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	17.2%
Software	10.4%
Semiconductors	8.8%
Commercial Services	6.6%
Building Materials	5.1%
Machinery - Diversified	4.9%
Insurance	4.4%
Banks	3.6%
Transportation	3.4%
Home Furnishings	3.4%
Food	2.9%
Airlines	2.9%
Leisure Time	2.8%
Other sectors	22.5%
Other assets less liabilities	1.1%
Total	100.0%

Material Fund Change [Text Block]
C000034446
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 3
Trading Symbol	BGIFX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	5.12%	2.33%	5.63%
MSCI ACWI ex USA Index	6.09%	4.60%	5.30%

Returns for Class 3 shares are based on actual performance from September 1, 2010. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 3 shares are based on actual performance from September 1, 2010. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 2,072,993,732
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 8,019,281
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,072,993,732
  Total number of portfolio holdings76
  Total advisory fees paid$8,019,281
  Portfolio turnover rate20%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	17.2%
Software	10.4%
Semiconductors	8.8%
Commercial Services	6.6%
Building Materials	5.1%
Machinery - Diversified	4.9%
Insurance	4.4%
Banks	3.6%
Transportation	3.4%
Home Furnishings	3.4%
Food	2.9%
Airlines	2.9%
Leisure Time	2.8%
Other sectors	22.5%
Other assets less liabilities	1.1%
Total	100.0%

Material Fund Change [Text Block]
C000078438
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 4
Trading Symbol	BGIUX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 4	5.15%	2.36%	5.64%
MSCI ACWI ex USA Index	6.09%	4.60%	5.30%

Returns for Class 4 shares are based on actual performance from July 10, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 4 shares are based on actual performance from July 10, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 2,072,993,732
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 8,019,281
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,072,993,732
  Total number of portfolio holdings76
  Total advisory fees paid$8,019,281
  Portfolio turnover rate20%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	17.2%
Software	10.4%
Semiconductors	8.8%
Commercial Services	6.6%
Building Materials	5.1%
Machinery - Diversified	4.9%
Insurance	4.4%
Banks	3.6%
Transportation	3.4%
Home Furnishings	3.4%
Food	2.9%
Airlines	2.9%
Leisure Time	2.8%
Other sectors	22.5%
Other assets less liabilities	1.1%
Total	100.0%

Material Fund Change [Text Block]
C000116266
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 5
Trading Symbol	BGIVX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 5	5.20%	2.41%	5.71%
MSCI ACWI ex USA Index	6.09%	4.60%	5.30%

Returns for Class 5 shares are based on actual performance from April 7, 2014. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 5 shares are based on actual performance from April 7, 2014. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 2,072,993,732
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 8,019,281
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,072,993,732
  Total number of portfolio holdings76
  Total advisory fees paid$8,019,281
  Portfolio turnover rate20%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	17.2%
Software	10.4%
Semiconductors	8.8%
Commercial Services	6.6%
Building Materials	5.1%
Machinery - Diversified	4.9%
Insurance	4.4%
Banks	3.6%
Transportation	3.4%
Home Furnishings	3.4%
Food	2.9%
Airlines	2.9%
Leisure Time	2.8%
Other sectors	22.5%
Other assets less liabilities	1.1%
Total	100.0%

Material Fund Change [Text Block]
C000186029
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class K
Trading Symbol	BGIKX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	5.02%	2.25%	5.56%
MSCI ACWI ex USA Index	6.09%	4.60%	5.30%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-alpha-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.
AssetsNet	$ 2,072,993,732
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 8,019,281
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,072,993,732
  Total number of portfolio holdings76
  Total advisory fees paid$8,019,281
  Portfolio turnover rate20%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	17.2%
Software	10.4%
Semiconductors	8.8%
Commercial Services	6.6%
Building Materials	5.1%
Machinery - Diversified	4.9%
Insurance	4.4%
Banks	3.6%
Transportation	3.4%
Home Furnishings	3.4%
Food	2.9%
Airlines	2.9%
Leisure Time	2.8%
Other sectors	22.5%
Other assets less liabilities	1.1%
Total	100.0%

Material Fund Change [Text Block]
C000186028
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Institutional Class
Trading Symbol	BINSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	4.93%	2.16%	5.49%
MSCI ACWI ex USA Index	6.09%	4.60%	5.30%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-alpha-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 2,072,993,732
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 8,019,281
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,072,993,732
  Total number of portfolio holdings76
  Total advisory fees paid$8,019,281
  Portfolio turnover rate20%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	17.2%
Software	10.4%
Semiconductors	8.8%
Commercial Services	6.6%
Building Materials	5.1%
Machinery - Diversified	4.9%
Insurance	4.4%
Banks	3.6%
Transportation	3.4%
Home Furnishings	3.4%
Food	2.9%
Airlines	2.9%
Leisure Time	2.8%
Other sectors	22.5%
Other assets less liabilities	1.1%
Total	100.0%

Material Fund Change [Text Block]
C000193787
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Concentrated Growth Equities Fund
Class Name	Class K
Trading Symbol	BTLKX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Concentrated Growth Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$79	0.72%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	Since Inception 12/14/17
Class K	18.55%	10.35%	10.97%
MSCI ACWI ex USA Index	6.09%	4.60%	4.35%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-concentrated-growth-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 79,474,051
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 170,652
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$79,474,051
  Total number of portfolio holdings30
  Total advisory fees paid, net of waiver$170,652
  Portfolio turnover rate26%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	47.0%
Semiconductors	18.9%
Commercial Services	9.1%
Auto Manufacturers	6.4%
Apparel	6.2%
Biotechnology	2.8%
Cosmetics/Personal Care	1.7%
Machinery - Diversified	1.7%
Banks	1.3%
Pharmaceuticals	1.2%
Investment Companies	0.8%
Energy - Alternate Sources	0.1%
Healthcare - Services	0.1%
Other assets less liabilities	2.7%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

A disclosure that the Fund expects to have considerable exposure to Chinese companies was removed from the Fund's prospectus on April 29, 2024. As of December 31, 2024, the Fund's exposure to Chinese companies was 11.6% of its net asset value.

C000193786
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Concentrated Growth Equities Fund
Class Name	Institutional Class
Trading Symbol	BTLSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Concentrated Growth Equities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	Since Inception 12/14/17
Institutional Class	18.34%	10.24%	10.83%
MSCI ACWI ex USA Index	6.09%	4.60%	4.35%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-concentrated-growth-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 79,474,051
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 170,652
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$79,474,051
  Total number of portfolio holdings30
  Total advisory fees paid, net of waiver$170,652
  Portfolio turnover rate26%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	47.0%
Semiconductors	18.9%
Commercial Services	9.1%
Auto Manufacturers	6.4%
Apparel	6.2%
Biotechnology	2.8%
Cosmetics/Personal Care	1.7%
Machinery - Diversified	1.7%
Banks	1.3%
Pharmaceuticals	1.2%
Investment Companies	0.8%
Energy - Alternate Sources	0.1%
Healthcare - Services	0.1%
Other assets less liabilities	2.7%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

A disclosure that the Fund expects to have considerable exposure to Chinese companies was removed from the Fund's prospectus on April 29, 2024. As of December 31, 2024, the Fund's exposure to Chinese companies was 11.6% of its net asset value.

C000034448
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 2
Trading Symbol	BGETX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	7.86%	3.60%	6.88%
MSCI EAFE Index	4.35%	5.23%	5.70%
MSCI ACWI ex USA Index	6.09%	4.60%	5.30%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,982,985,901
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 10,301,302
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,982,985,901
  Total number of portfolio holdings57
  Total advisory fees paid$10,301,302
  Portfolio turnover rate22%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	32.8%
Semiconductors	12.8%
Software	8.3%
Auto Manufacturers	6.5%
Commercial Services	6.4%
Biotechnology	4.6%
Machinery - Diversified	4.2%
Insurance	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.4%
Pharmaceuticals	2.4%
Transportation	2.2%
Investment Companies	2.0%
Other sectors	9.1%
Other assets less liabilities	1.0%
Total	100.0%

Material Fund Change [Text Block]
C000034449
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 3
Trading Symbol	BGEUX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	7.94%	3.68%	6.95%
MSCI EAFE Index	4.35%	5.23%	5.70%
MSCI ACWI ex USA Index	6.09%	4.60%	5.30%

Returns for Class 3 shares are based on actual performance from April 19, 2010. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 3 shares are based on actual performance from April 19, 2010. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 2,982,985,901
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 10,301,302
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,982,985,901
  Total number of portfolio holdings57
  Total advisory fees paid$10,301,302
  Portfolio turnover rate22%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	32.8%
Semiconductors	12.8%
Software	8.3%
Auto Manufacturers	6.5%
Commercial Services	6.4%
Biotechnology	4.6%
Machinery - Diversified	4.2%
Insurance	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.4%
Pharmaceuticals	2.4%
Transportation	2.2%
Investment Companies	2.0%
Other sectors	9.1%
Other assets less liabilities	1.0%
Total	100.0%

Material Fund Change [Text Block]
C000078439
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 4
Trading Symbol	BGEFX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 4	7.97%	3.71%	6.97%
MSCI EAFE Index	4.35%	5.23%	5.70%
MSCI ACWI ex USA Index	6.09%	4.60%	5.30%

Returns for Class 4 shares are based on actual performance from October 10, 2016. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 4 shares are based on actual performance from October 10, 2016. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 2,982,985,901
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 10,301,302
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,982,985,901
  Total number of portfolio holdings57
  Total advisory fees paid$10,301,302
  Portfolio turnover rate22%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	32.8%
Semiconductors	12.8%
Software	8.3%
Auto Manufacturers	6.5%
Commercial Services	6.4%
Biotechnology	4.6%
Machinery - Diversified	4.2%
Insurance	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.4%
Pharmaceuticals	2.4%
Transportation	2.2%
Investment Companies	2.0%
Other sectors	9.1%
Other assets less liabilities	1.0%
Total	100.0%

Material Fund Change [Text Block]
C000116267
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 5
Trading Symbol	BGEVX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 5	8.03%	3.76%	7.04%
MSCI EAFE Index	4.35%	5.23%	5.70%
MSCI ACWI ex USA Index	6.09%	4.60%	5.30%

Returns for Class 5 shares are based on actual performance from July 19, 2012. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 5 shares are based on actual performance from July 19, 2012. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 2,982,985,901
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 10,301,302
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,982,985,901
  Total number of portfolio holdings57
  Total advisory fees paid$10,301,302
  Portfolio turnover rate22%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	32.8%
Semiconductors	12.8%
Software	8.3%
Auto Manufacturers	6.5%
Commercial Services	6.4%
Biotechnology	4.6%
Machinery - Diversified	4.2%
Insurance	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.4%
Pharmaceuticals	2.4%
Transportation	2.2%
Investment Companies	2.0%
Other sectors	9.1%
Other assets less liabilities	1.0%
Total	100.0%

Material Fund Change [Text Block]
C000186031
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class K
Trading Symbol	BGEKX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	7.84%	3.60%	6.88%
MSCI EAFE Index	4.35%	5.23%	5.70%
MSCI ACWI ex USA Index	6.09%	4.60%	5.30%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-growth-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.
AssetsNet	$ 2,982,985,901
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 10,301,302
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,982,985,901
  Total number of portfolio holdings57
  Total advisory fees paid$10,301,302
  Portfolio turnover rate22%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	32.8%
Semiconductors	12.8%
Software	8.3%
Auto Manufacturers	6.5%
Commercial Services	6.4%
Biotechnology	4.6%
Machinery - Diversified	4.2%
Insurance	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.4%
Pharmaceuticals	2.4%
Transportation	2.2%
Investment Companies	2.0%
Other sectors	9.1%
Other assets less liabilities	1.0%
Total	100.0%

Material Fund Change [Text Block]
C000186030
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Institutional Class
Trading Symbol	BGESX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	7.80%	3.52%	6.79%
MSCI EAFE Index	4.35%	5.23%	5.70%
MSCI ACWI ex USA Index	6.09%	4.60%	5.30%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-growth-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 2,982,985,901
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 10,301,302
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,982,985,901
  Total number of portfolio holdings57
  Total advisory fees paid$10,301,302
  Portfolio turnover rate22%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	32.8%
Semiconductors	12.8%
Software	8.3%
Auto Manufacturers	6.5%
Commercial Services	6.4%
Biotechnology	4.6%
Machinery - Diversified	4.2%
Insurance	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.4%
Pharmaceuticals	2.4%
Transportation	2.2%
Investment Companies	2.0%
Other sectors	9.1%
Other assets less liabilities	1.0%
Total	100.0%

Material Fund Change [Text Block]
C000206904
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Smaller Companies Fund
Class Name	Class K
Trading Symbol	BICKX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Smaller Companies Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-smaller-companies-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-smaller-companies-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$89	0.90%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	Since Inception 12/19/18
Class K	-3.12%	1.12%	4.86%
MSCI ACWI ex USA Small Cap Index	3.85%	4.76%	7.46%
MSCI ACWI ex USA Investable Market Index	5.78%	4.62%	7.19%

The Fund has changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI ex USA Investable Market Index in light of revisions to the regulatory definition of a broad-based securities market index included in mutual fund prospectuses and shareholder reports. The Fund has retained the MSCI ACWI ex USA Small Cap Index as an additional benchmark.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-smaller-companies-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]

The Fund has changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI ex USA Investable Market Index in light of revisions to the regulatory definition of a broad-based securities market index included in mutual fund prospectuses and shareholder reports. The Fund has retained the MSCI ACWI ex USA Small Cap Index as an additional benchmark.

Updated Performance Information Location [Text Block]
AssetsNet	$ 13,840,146
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$13,840,146
  Total number of portfolio holdings84
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate18%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Diversified Financial Services	13.3%
Software	11.6%
Semiconductors	11.2%
Internet	9.4%
Commercial Services	6.9%
Distribution/Wholesale	6.1%
Retail	4.9%
Electronics	4.7%
Toys/Games/Hobbies	4.0%
Miscellaneous Manufacturing	4.0%
Leisure Time	3.2%
Machinery - Diversified	2.5%
Pharmaceuticals	1.9%
Other sectors	14.8%
Other assets less liabilities	1.5%
Total	100.0%

Material Fund Change [Text Block]
C000206905
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Smaller Companies Fund
Class Name	Institutional Class
Trading Symbol	BICIX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Smaller Companies Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-smaller-companies-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-smaller-companies-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	1.00%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	Since Inception 12/19/18
Institutional Class	-3.17%	1.05%	4.80%
MSCI ACWI ex USA Small Cap Index	3.85%	4.76%	7.46%
MSCI ACWI ex USA Investable Market Index	5.78%	4.62%	7.19%

The Fund has changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI ex USA Investable Market Index in light of revisions to the regulatory definition of a broad-based securities market index included in mutual fund prospectuses and shareholder reports. The Fund has retained the MSCI ACWI ex USA Small Cap Index as an additional benchmark.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-smaller-companies-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]

The Fund has changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI ex USA Investable Market Index in light of revisions to the regulatory definition of a broad-based securities market index included in mutual fund prospectuses and shareholder reports. The Fund has retained the MSCI ACWI ex USA Small Cap Index as an additional benchmark.

Updated Performance Information Location [Text Block]
AssetsNet	$ 13,840,146
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$13,840,146
  Total number of portfolio holdings84
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate18%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Diversified Financial Services	13.3%
Software	11.6%
Semiconductors	11.2%
Internet	9.4%
Commercial Services	6.9%
Distribution/Wholesale	6.1%
Retail	4.9%
Electronics	4.7%
Toys/Games/Hobbies	4.0%
Miscellaneous Manufacturing	4.0%
Leisure Time	3.2%
Machinery - Diversified	2.5%
Pharmaceuticals	1.9%
Other sectors	14.8%
Other assets less liabilities	1.5%
Total	100.0%

Material Fund Change [Text Block]
C000144091
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Long Term Global Growth Fund
Class Name	Class 2
Trading Symbol	BGLTX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	25.01%	13.77%	15.53%
MSCI ACWI Index	18.02%	10.57%	9.78%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 970,065,402
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,452,263
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$970,065,402
  Total number of portfolio holdings40
  Total advisory fees paid$3,452,263
  Portfolio turnover rate27%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	35.1%
Software	17.8%
Semiconductors	9.9%
Auto Manufacturers	4.4%
Healthcare - Products	3.9%
Advertising	3.9%
Biotechnology	3.8%
Commercial Services	3.0%
Retail	2.9%
Cosmetics/Personal Care	2.0%
Banks	1.9%
Apparel	1.9%
Pharmaceuticals	1.8%
Other sectors	5.7%
Other assets less liabilities	2.0%
Total	100.0%

Material Fund Change [Text Block]
C000186041
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Long Term Global Growth Fund
Class Name	Class K
Trading Symbol	BGLKX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	24.97%	13.76%	15.53%
MSCI ACWI Index	18.02%	10.57%	9.78%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-long-term-global-growth-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.
AssetsNet	$ 970,065,402
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,452,263
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$970,065,402
  Total number of portfolio holdings40
  Total advisory fees paid$3,452,263
  Portfolio turnover rate27%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	35.1%
Software	17.8%
Semiconductors	9.9%
Auto Manufacturers	4.4%
Healthcare - Products	3.9%
Advertising	3.9%
Biotechnology	3.8%
Commercial Services	3.0%
Retail	2.9%
Cosmetics/Personal Care	2.0%
Banks	1.9%
Apparel	1.9%
Pharmaceuticals	1.8%
Other sectors	5.7%
Other assets less liabilities	2.0%
Total	100.0%

Material Fund Change [Text Block]
C000186040
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Long Term Global Growth Fund
Class Name	Institutional Class
Trading Symbol	BSGLX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	24.92%	13.67%	15.43%
MSCI ACWI Index	18.02%	10.57%	9.78%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-long-term-global-growth-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 970,065,402
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,452,263
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$970,065,402
  Total number of portfolio holdings40
  Total advisory fees paid$3,452,263
  Portfolio turnover rate27%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	35.1%
Software	17.8%
Semiconductors	9.9%
Auto Manufacturers	4.4%
Healthcare - Products	3.9%
Advertising	3.9%
Biotechnology	3.8%
Commercial Services	3.0%
Retail	2.9%
Cosmetics/Personal Care	2.0%
Banks	1.9%
Apparel	1.9%
Pharmaceuticals	1.8%
Other sectors	5.7%
Other assets less liabilities	2.0%
Total	100.0%

Material Fund Change [Text Block]
C000186037
Shareholder Report [Line Items]
Fund Name	Baillie Gifford U.S. Equity Growth Fund
Class Name	Class K
Trading Symbol	BGGKX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford U.S. Equity Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/u-s-equity-growth-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	Since Inception 12/5/16
Class K	30.59%	12.86%	16.66%
S&P 500 Index	25.02%	14.51%	14.89%
Russell 1000 Growth Index	33.36%	18.94%	19.53%

The inception date for the Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares.

The Fund has changed its broad-based securities market index from the Russell 1000 Growth Index to the S&P 500 Index in light of revisions to the regulatory definition of a broad-based securities market index included in mutual fund prospectuses and shareholder reports. The Fund has retained the S&P 500 Index as an additional benchmark.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-us-equity-growth-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]

The Fund has changed its broad-based securities market index from the Russell 1000 Growth Index to the S&P 500 Index in light of revisions to the regulatory definition of a broad-based securities market index included in mutual fund prospectuses and shareholder reports. The Fund has retained the S&P 500 Index as an additional benchmark.

Updated Performance Information Location [Text Block]

The inception date for the Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares.

AssetsNet	$ 22,510,119
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$22,510,119
  Total number of portfolio holdings46
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	36.4%
Software	20.4%
Advertising	8.0%
Semiconductors	4.9%
Biotechnology	4.7%
Commercial Services	3.9%
Healthcare - Products	3.7%
Auto Manufacturers	3.7%
Distribution/Wholesale	2.1%
Retail	1.9%
Real Estate	1.7%
Auto Parts & Equipment	1.5%
Entertainment	1.4%
Other sectors	4.4%
Other assets less liabilities	1.3%
Total	100.0%

Material Fund Change [Text Block]
C000186036
Shareholder Report [Line Items]
Fund Name	Baillie Gifford U.S. Equity Growth Fund
Class Name	Institutional Class
Trading Symbol	BGGSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford U.S. Equity Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/u-s-equity-growth-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	Since Inception 12/5/16
Institutional Class	30.44%	12.76%	16.58%
S&P 500 Index	25.02%	14.51%	14.89%
Russell 1000 Growth Index	33.36%	18.94%	19.53%

The inception date for the Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares.  Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

The Fund has changed its broad-based securities market index from the Russell 1000 Growth Index to the S&P 500 Index in light of revisions to the regulatory definition of a broad-based securities market index included in mutual fund prospectuses and shareholder reports. The Fund has retained the S&P 500 Index as an additional benchmark.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-us-equity-growth-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]

The Fund has changed its broad-based securities market index from the Russell 1000 Growth Index to the S&P 500 Index in light of revisions to the regulatory definition of a broad-based securities market index included in mutual fund prospectuses and shareholder reports. The Fund has retained the S&P 500 Index as an additional benchmark.

Updated Performance Information Location [Text Block]

The inception date for the Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares.  Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

AssetsNet	$ 22,510,119
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$22,510,119
  Total number of portfolio holdings46
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	36.4%
Software	20.4%
Advertising	8.0%
Semiconductors	4.9%
Biotechnology	4.7%
Commercial Services	3.9%
Healthcare - Products	3.7%
Auto Manufacturers	3.7%
Distribution/Wholesale	2.1%
Retail	1.9%
Real Estate	1.7%
Auto Parts & Equipment	1.5%
Entertainment	1.4%
Other sectors	4.4%
Other assets less liabilities	1.3%
Total	100.0%

Material Fund Change [Text Block]
C000118798
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International All Cap Fund
Class Name	Class 2
Trading Symbol	BGICF2
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-all-cap-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-all-cap-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	2.88%	1.32%	4.71%
MSCI ACWI ex USA Index	6.09%	4.60%	5.30%

Returns for Class 2 shares are based on actual performance from April 9, 2013. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 2 shares are based on actual performance from April 9, 2013. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 299,847,600
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,145,226
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$299,847,600
  Total number of portfolio holdings81
  Total advisory fees paid$1,145,226
  Portfolio turnover rate37%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	13.7%
Semiconductors	12.0%
Commercial Services	8.8%
Banks	6.5%
Retail	5.3%
Electronics	4.3%
Machinery - Diversified	3.8%
Investment Companies	3.1%
Cosmetics/Personal Care	3.0%
Beverages	2.9%
Transportation	2.9%
Distribution/Wholesale	2.7%
Machinery - Construction & Mining	2.5%
Other sectors	27.3%
Other assets less liabilities	1.2%
Total	100.0%

Material Fund Change [Text Block]
C000118799
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International All Cap Fund
Class Name	Class 3
Trading Symbol	BGICF3
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-all-cap-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-all-cap-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	2.96%	1.39%	4.79%
MSCI ACWI ex USA Index	6.09%	4.60%	5.30%

Returns for Class 3 shares are based on actual performance from May 1, 2013. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 3 shares are based on actual performance from May 1, 2013. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 299,847,600
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,145,226
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$299,847,600
  Total number of portfolio holdings81
  Total advisory fees paid$1,145,226
  Portfolio turnover rate37%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	13.7%
Semiconductors	12.0%
Commercial Services	8.8%
Banks	6.5%
Retail	5.3%
Electronics	4.3%
Machinery - Diversified	3.8%
Investment Companies	3.1%
Cosmetics/Personal Care	3.0%
Beverages	2.9%
Transportation	2.9%
Distribution/Wholesale	2.7%
Machinery - Construction & Mining	2.5%
Other sectors	27.3%
Other assets less liabilities	1.2%
Total	100.0%

Material Fund Change [Text Block]